INCOME TAXES - Reconciliation of income tax expense applying statutory tax and effective tax rates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Statutory income tax rate	26.70%	26.70%
Income before income tax expense	$ 2,817	$ 2,530
Computed income tax expense	752	676
Non-deductible stock-based compensation	5	9
Non-deductible portion of equity losses	1	0
Non-deductible loss on FVTOCI investments	0	7
Income tax adjustment, legislative tax change	0	2
Non-taxable portion of capital gains	(9)	(10)
Other	9	1
Total income tax expense	$ 758	$ 685
Effective income tax rate	26.90%	27.10%